Capital and financial risk management - Interest rate risk management (Details) - Interest rate risk	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of debt held at fixed rates	77.00%	87.00%
Minimum term of fixed rate transaction	3 months	3 months